Mar. 01, 2019

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS CROCI® Equity Dividend Fund

The following changes are effective on or about December 1, 2019:

The following information replaces the existing disclosure contained under the "AVERAGE ANNUAL TOTAL RETURNS" sub-heading of the "PAST PERFORMANCE" section of the summary section of the fund's prospectus.

Average Annual Total Returns
(For periods ended 12/31/2018 expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

	Class Inception	1 Year	5 Years	10 Years
Class A before tax	3/18/1988	-8.79	5.71	9.80
After tax on distributions		-11.22	4.76	9.15
After tax on distributions and sale of fund shares		-3.32	4.43	8.06
Class T before tax	6/5/2017	-5.61	6.47	10.28
Class C before tax	9/11/1995	-3.92	6.18	9.62
Class R before tax	10/1/2003	-3.50	6.70	10.14
INST Class before tax	8/19/2002	-2.97	7.25	10.79
Class S before tax	2/28/2005	-3.03	7.23	10.69
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)		-8.27	5.95	11.18
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		-4.38	8.49	13.12

	Class Inception	1 Year	Since Inception
Class R6 before tax	3/2/2015	-2.90	5.83
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)		-8.27	4.16
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		-4.38	6.84

The Russell 1000® Value Index has replaced the S&P 500® Index as the fund's primary benchmark index. The Advisor believes that the new index better represents the fund's investment strategy and is therefore more suitable for performance comparison.